Income Tax Expense_Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Tax payable
Current tax expense		₩ 1,099,171		₩ 1,043,047	₩ 1,096,600
Adjustments of tax of prior years recognized in current tax		(13,434)		(51,130)	22,925
Sub-total		1,085,737		991,917	1,119,525
Changes in deferred income tax assets (liabilities)	[1]	323,032		285,820	114,345
Income Tax Effects Allocated Directly To Equity [Abstract]
Remeasurements of net defined benefit liabilities		3,792		21,172	52,377
Exchange differences on translating foreign operations		14,988		(5,714)	(13,087)
Net gains or losses on financial instruments at fair value through other comprehensive income		(88,907)		(13,168)	(33,329)
Shares of other comprehensive income or loss of associates and joint ventures		2,976		(3,147)	1,374
Gains or losses on cash flow hedging instruments		7,580		10,537	400
Gains or losses on hedging instruments of net investments in foreign operations		(24,500)		3,194	10,292
Other comprehensive income or loss arising from separate account		3,671		(1,301)	(10,864)
Fair value changes on financial liabilities designated at fair value due to own credit risk		(3,350)		4,294	(563)
Net gains or losses on overlay approach adjustment		(61,637)		(72,817)	(884)
Consideration for exchangeable rights		(4,526)		0	0
Sub-total		(149,913)		(56,950)	5,716
Others		495		0	0
Income tax expense	[2]	₩ 1,259,351	$ 1,159,506	₩ 1,220,787	₩ 1,239,586

[1]	Effect of business combination is excluded.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.